Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ (110)	$ 114	$ (172)	$ 80
Changes in retirement plans' funded status, Gross Amount	6	20	20	64
Foreign currency translation, Gross Amount	146	(369)	201	(301)
Unrealized gain (loss) on available for sale securities, Gross Amount		(1)		(2)
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	3	(22)	(1)	(13)
Other comprehensive income (loss), Gross Amount	45	(258)	48	(172)
Unrealized gain (loss) on cash flow hedges, Income Taxes	29	(14)	49	(3)
Changes in retirement plans' funded status, Income Taxes	(3)	(7)	(6)	(17)
Foreign currency translation, Income Taxes
Unrealized gain (loss) on available for sale securities, Income Taxes
Share of other comprehensive income (loss) of entities using the equity method, Income Taxes
Other comprehensive income (loss), Income Taxes	26	(21)	43	(20)
Unrealized gain (loss) on cash flow hedges, Net Amount	(81)	100	(123)	77
Changes in retirement plans' funded status, Net Amount	3	13	14	47
Foreign currency translation, Net Amount	146	(369)	201	(301)
Unrealized gain (loss) on available for sale securities, Net Amount		(1)		(2)
Share of other comprehensive income (loss) of entities using the equity method, Net Amount	3	(22)	(1)	(13)
Other comprehensive income (loss), Net Amount	$ 71	$ (279)	$ 91	$ (192)